UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22978

Corsair Opportunity Fund
(Exact name of registrant as specified in charter)

366 Madison Avenue, 12th Floor New York, New York 10017
(Address of principal executive offices) (Zip code)

Thomas Hess Corsair Capital Management, L.P. 366 Madison Avenue, 12th Floor New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 949-3000

Date of fiscal year end: Sep 30

Date of reporting period: December 31, 2015

Item 1.  Schedule of Investments.
Corsair Opportunity Fund
(a Delaware Statutory Trust)
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 57.0%
	AIRCRAFT & PARTS – 0.4%
733	Esterline Technologies Corp.[1]	$59,373
	AIRLINES – 0.1%
428	Japan Airlines Co., Ltd.[2]	15,511
	AUTOMOBILES – 0.2%
2,025	Fiat Chrysler Automobiles NV2	28,330
	BASIC & DIVERSIFIED CHEMICALS – 1.8%
101	Innophos Holdings, Inc.	2,927
31	LyondellBasell Industries NV, Class A	2,694
14,567	Olin Corp.	251,426
		257,047
	BUILDING SUB CONTRACTORS – 1.1%
6,063	Installed Building Products, Inc.[1]	150,544
	CABLE & SATELLITE – 1.0%
1,965	Liberty Global PLC1 2	80,113
1,412	Liberty Global PLC, Class A1 2	59,812
		139,925
	CATALOG & TV BASED RETAILERS – 1.2%
6,141	Liberty Interactive Corp. QVC Group, Class A1	167,772
	COAL OPERATIONS – 0.4%
4,456	CONSOL Energy, Inc.	35,202
3,027	Westmoreland Coal Co.[1]	17,799
		53,001
	COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS – 0.1%
138	Honeywell International, Inc.	14,293
	COMMERCIAL VEHICLES – 0.0%
110	Allison Transmission Holdings, Inc.	2,848
	COMMUNICATIONS EQUIPMENT – 1.9%
10,264	CommScope Holding Co., Inc.[1]	265,735
	CONSUMER FINANCE – 0.9%
622	Ally Financial, Inc.[1]	11,594
206	Capital One Financial Corp.	14,869
1,176	Discover Financial Services	63,057
1,312	Synchrony Financial[1]	39,898
		129,418
	CONTAINERS & PACKAGING – 1.1%
95,721	Orora Ltd.[2]	156,943
	DEFENSE PRIMES – 3.3%
5,127	Orbital ATK, Inc.	458,046
	DIVERSIFIED BANKS – 0.7%
1,876	Citigroup, Inc.	97,083
ELECTRICAL POWER EQUIPMENT – 1.3%
1,966	Babcock & Wilcox Enterprises, Inc.[1]	41,030

Corsair Opportunity Fund
(a Delaware Statutory Trust)
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (CONTINUED)
	ELECTRICAL POWER EQUIPMENT (CONTINUED)
4,322	BWX Technologies, Inc.	$137,310
		178,340
	ENTERTAINMENT CONTENT – 0.4%
1,100	CBS Corp., Class B	51,843
	ENTERTAINMENT FACILITIES – 0.7%
1,823	Six Flags Entertainment Corp.	100,156
	EXPLORATION & PRODUCTION – 0.0%
88	Occidental Petroleum Corp.	5,950
	FLOW CONTROL EQUIPMENT – 0.7%
1,960	Pentair PLC[2]	97,079
	FOOD & DRUG STORES – 1.0%
527	CVS Health Corp.	51,525
1,001	Walgreens Boots Alliance, Inc.	85,240
		136,765
	FOOD SERVICES – 2.3%
10,082	Aramark	325,145
	HEALTH CARE FACILITIES – 0.4%
5,172	Kindred Healthcare, Inc.	61,599
	HEALTH CARE SERVICES – 0.1%
1,828	Enzo Biochem, Inc.[1]	8,226
	HOUSEHOLD PRODUCTS – 1.2%
3,596	Clearwater Paper Corp.[1]	163,726
	INDUSTRIAL DISTRIBUTORS & RENTAL – 2.1%
9,814	HD Supply Holdings, Inc.[1]	294,714
	INFORMATION SERVICES – 2.3%
12,491	IMS Health Holdings, Inc.[1]	318,146
	INSTL TRUST, FIDUCIARY & CUSTODY – 0.3%
726	State Street Corp.	48,177
	INSURANCE BROKERS – 2.5%
3,790	Aon PLC[2]	349,476
	INTERNET BASED SERVICES – 0.4%
93	Liberty TripAdvisor Holdings, Inc., Class A1	2,822
1,057	Liberty Ventures[1]	47,681
		50,503
	INTERNET MEDIA – 1.5%
3,484	IAC/InterActiveCorp	209,214
	INVESTMENT MANAGEMENT – 1.7%
19,880	NorthStar Asset Management Group Inc.	241,343
	LIFE INSURANCE – 3.0%
458	MetLife, Inc.	22,080
10,597	Voya Financial, Inc.	391,135
		413,215

Corsair Opportunity Fund
(a Delaware Statutory Trust)
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (CONTINUED)
	LIFE SCIENCE EQUIPMENT – 1.7%
8,637	VWR Corp.[1]	$244,514
	LODGING – 0.6%
3,242	Diamond Resorts International, Inc.[1]	82,703
	MARINE SHIPPING – 0.0%
596	Teekay Corp.[2]	5,883
	MORTGAGE FINANCE – 0.4%
3,654	Nationstar Mortgage Holdings, Inc.[1]	48,854
	OTHER COMMERCIAL SERVICES – 3.0%
11,407	KAR Auction Services, Inc.	422,401
159	Tricon Capital Group, Inc.	1,041
		423,442
	PACKAGED FOOD – 0.1%
230	Nestle SA ADR[2]	17,117
	POWER GENERATION – 0.8%
8,155	Calpine Corp.[1]	118,003
	PROPERTY & CASUALTY INSURANCE – 1.7%
540	AmTrust Financial Services, Inc.	33,253
792	Berkshire Hathaway, Inc., Class B1	104,576
165	Loews Corp.	6,336
4,382	National General Holdings Corp.	95,790
		239,955
	PUBLISHING & BROADCASTING – 3.6%
407	Liberty Media Corp., Class A1	15,975
16,159	News Corp.	215,884
8,574	Sinclair Broadcast Group Inc., Class A	278,998
		510,857
	REAL ESTATE SERVICES – 1.4%
32,939	Countrywide PLC[2]	193,953
	REFINING & MARKETING – 0.3%
277	Phillips 66	22,659
246	Tesoro Corp.	25,921
		48,580
	REINSURANCE – 0.3%
676	Endurance Specialty Holdings Ltd.[2]	43,257
	REIT – 3.4%
1,150	Equity Commonwealth[1]	31,889
532	Rouse Properties, Inc.	7,746
8,326	Ryman Hospitality Properties, Inc.	429,955
		469,590
RENEWABLE ENERGY EQUIPMENT – 0.0%
183	SunEdison, Inc.[1]	931

Corsair Opportunity Fund
(a Delaware Statutory Trust)
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (CONTINUED)
	SEMICONDUCTOR MANUFACTURING – 0.1%
1,022	Tower Semiconductor Ltd.1 2	$14,369
	SPECIALTY CHEMICALS – 3.1%
9,538	Axalta Coating Systems Ltd.1 2	254,188
16,752	Globe Specialty Metals, Inc.[2]	180,084
		434,272
	TELECOM CARRIERS – 0.4%
2,112	Quebecor, Inc., Class B	51,713
	TOTAL COMMON STOCKS
	(Cost $8,101,705)	7,997,479
	INTERNATIONAL EQUITIES – 0.9%
	DEPARTMENT STORES – 0.9%
9,503	Hudson's Bay Co.	124,307
	TOTAL INTERNATIONAL EQUITIES
	(Cost $130,364)	124,307
	INVESTMENT COMPANIES / ETFS – 1.6%
	INVESTMENT MANAGEMENT – 1.1%
726	SPDR S&P 500 ETF Trust	148,024
	SEMICONDUCTOR MANUFACTURING – 0.5%
3,219	Financial Select Sector SPDR Fund	76,548
	TOTAL INVESTMENT COMPANIES / ETFS
	(Cost $222,428)	224,572
	MUTUAL FUNDS – 0.1%
	INVESTMENT COMPANIES – 0.1%
1,023	OFS Capital Corp.	11,744
	TOTAL MUTUAL FUNDS
	(Cost $11,582)	11,744
	SHORT-TERM INVESTMENTS – 39.4%
	MONEY MARKET FUNDS – 39.4%
5,518,328	Federated Treasury Obligations Fund 0.01%3 4	5,518,328
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,518,328)	5,518,328
	TOTAL INVESTMENTS –99.0%
	(Cost $13,984,407)	13,876,430
Other Assets in Excess of Liabilities – 1.0%	143,105
TOTAL NET ASSETS –100.0%	$14,019,535
SHORT SECURITIES – (5.0)%
COMMON STOCKS – (1.5)%
AIRLINES – (0.1)%
(3,975)	ANA Holdings, Inc.[2]	(11,575)

Corsair Opportunity Fund
(a Delaware Statutory Trust)
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2015 (Unaudited)

Number of Shares		Value
	SHORT SECURITIES (CONTINUED)
	COMMON STOCKS (CONTINUED)
	AUTOMOBILES – (0.2)%
(811)	Ford Motor Co.	$(11,427)
(288)	General Motors Co.	(9,795)
		(21,222)
	BASE METALS – (0.0)%
(353)	Alcoa, Inc.	(3,484)
	ELECTRICAL POWER EQUIPMENT – (0.1)%
(516)	General Electric Co.	(16,073)
	EXPLORATION & PRODUCTION – (0.0)%
(51)	Pioneer Natural Resources Co.	(6,394)
	HEALTH CARE SUPPLY CHAIN – (0.1)%
(330)	Diplomat Pharmacy, Inc.[1]	(11,293)
	INTEGRATED OILS – (0.0)%
(79)	Exxon Mobil Corp.	(6,158)
	INTERNET BASED SERVICES – (0.1)%
(47)	Expedia, Inc.	(5,842)
(19)	TripAdvisor, Inc.[1]	(1,620)
		(7,462)
	OFFICE ELECTRONICS – (0.0)%
(338)	Ricoh Co., Ltd.[2]	(3,518)
	PROPERTY & CASUALTY INSURANCE – (0.0)%
(86)	CNA Financial Corp.	(3,023)
	PUBLISHING & BROADCASTING – (0.1)%
(3,651)	Sirius XM Holdings, Inc.[1]	(14,860)
	REFINING & MARKETING – (0.1)%
(223)	Valero Energy Corp.	(15,768)
	REIT – (0.6)%
(706)	Host Hotels & Resorts, Inc.	(10,830)
(376)	LaSalle Hotel Properties	(9,460)
(545)	National Retail Properties, Inc.	(21,827)
(197)	Realty Income Corp.	(10,171)
(113)	Simon Property Group, Inc.	(21,972)
(252)	Sunstone Hotel Investors, Inc.	(3,148)
		(77,408)
	SPECIALTY CHEMICALS – (0.1)%
(117)	PPG Industries, Inc.	(11,562)
	TOTAL COMMON STOCKS
	(Proceeds $(211,776))	(209,800)
	INVESTMENT COMPANIES / ETFS – (3.5)%
	INVESTMENT MANAGEMENT – (3.5)%
(502)	Energy Select Sector SPDR Fund	(30,396)
(3,116)	iShares Russell 2000 ETF	(350,581)

Corsair Opportunity Fund
(a Delaware Statutory Trust)
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2015 (Unaudited)

Number of Shares		Value
	SHORT SECURITIES (CONTINUED)
	INVESTMENT COMPANIES / ETFS (CONTINUED)
	INVESTMENT MANAGEMENT (CONTINUED)
(254)	iShares Russell 2000 Growth ETF	$(35,410)
(469)	iShares U.S. Real Estate ETF	(35,227)
(880)	SPDR S&P Homebuilders ETF	(30,078)
		(481,692)
	TOTAL INVESTMENT COMPANIES / ETFS
	(Proceeds $(506,079))	(481,692)
	TOTAL SHORT SECURITIES
	(Proceeds $(717,855))	(691,492)

1 Non-income producing security.
2 Security country not located in the United States or Canada.
3 The rate is the annualized seven-day yield at period end.
4 Fair value of this security exceeds 25% of the Fund's Member's Capital. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Corsair Opportunity Fund
Notes to the Schedule of Investments
December 31, 2015 (Unaudited)

1.	ORGANIZATION

Corsair Opportunity Fund (the “Fund”) was organized as a Delaware statutory trust on June 19, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund is managed by Corsair Capital Management, L.P. (the "Adviser"), a Delaware limited partnership that is registered under the Investment Advisers Act of 1940, as amended.

The Fund's investment objective is to achieve capital appreciation.  The Fund pursues this objective by investing its assets primarily in long and short positions in equity securities of U.S. and Canadian companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Securities Valuations

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges.  Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ's best offer price if the last trade is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund's net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board.

Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, are valued at amortized cost.

Corsair Opportunity Fund
Notes to the Schedule of Investments - Continued
December 31, 2015 (Unaudited)

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of a securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,121,786	$-	$-	$8,121,786
Exchange Traded Funds	224,572	-	-	224,572
Mutual Funds	11,744	-	-	11,744
Short-Term Investments	5,518,328	-	-	5,518,328
Total Assets	$13,876,430	$-	$-	$13,876,430

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(209,800)	$-	$-	$(209,800)
Exchange Traded Funds	(481,692)	-	-	(481,692)
Total Liabilities	$(691,492)	$-	$-	$(691,492)

As of December 31, 2015, the Fund did not hold any Level 2 or 3 securities.  Transfers into and out of all Levels are represented by their balances as of the end of the reporting period.  For the period ended December 31, 2015, there were no transfers among Levels.

Corsair Opportunity Fund
Notes to the Schedule of Investments - Concluded
December 31, 2015 (Unaudited)

(c)	Federal Income Taxes

The Fund intends to elect and to qualify each year to be treated as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended.  In order to so qualify, the Fund must meet certain requirements with respect to the sources of its income, the diversification of its assets and the distribution of its income.  If the Fund qualifies as a regulated investment company, it will not be subject to federal income or excise tax on income it distributes in a timely manner to its shareholders in the form of investment company taxable income or net capital gain distributions.

At December 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$14,082,452

Gross unrealized appreciation	$487,383
Gross unrealized depreciation	(693,405)

Net unrealized appreciation on investments	$(206,022)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.   Controls and Procedures.

a.)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) 17 CFR 270.30a-3(c))) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 193417 CFR 240.13a-15(b) or 240.15d-15(b)). Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b.)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Corsair Opportunity Fund

By	/s/ Jay Petschek
Title	Jay Petschek, President and Principal Executive Officer

Date	2/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jay Petschek
Title	Jay Petschek, President and Principal Executive Officer

Date	2/29/2016

By	/s/ Thomas Hess
Title	Thomas Hess, Principal Financial Officer

Date	2/29/2016